united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX

Class C – CPCTX

Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX

Class C – CPCEX

Class I – CPIEX

Counterpoint Long-Short Equity Fund

Class A – CPQAX

Class C – CPQCX

Class I – CPQIX

Counterpoint Tactical Municipal Fund

Class A – TMNAX

Class C – TMNCX

Class I – TMNIX

Annual Report

 September 30, 2018

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Annual Letter to Shareholders

Dear Shareholder,

The Counterpoint Fund family returns for the fiscal year ended September 30, 2018 are as follow:

	Tactical Income Fund	Tactical Equity Fund	Long-Short Equity Fund	Tactical Municipal Fund
Shareclass and Ticker	Institutional (CPITX)	Institutional (CPIEX)	Institutional (CPQIX)	Institutional (TMNIX)
Shareclass Return	-0.07%	7.31%	4.13%	0.83%
Benchmark Name	Bloomberg Barclays US Aggregate Bond Index	60% S&P 400 Midcap Index / 40% ICE BofA Merrill Lynch 3- Month U.S. Treasury Bill Index[1]	50% S&P 500 Index and 50% ICE BofA Merrill Lynch 3- Month U.S. Treasury Bill Index	Bloomberg Barclays Municipal Bond Index
Benchmark Return	-1.22%	9.08%	9.16%	0.01%
Return Period	October 1, 2017 to September 30, 2018	October 1, 2017 to September 30, 2018	Since Inception to September 30, 2018	Since Inception to September 30, 2018

Performance Discussion

The Counterpoint Tactical Income Fund spent the large majority of its fourth fiscal year invested in U.S. High Yield Corporate bonds. Amid steadily rising interest rates, high yield credit spreads fluctuated throughout the year, remaining between roughly 3.2 and 3.9 percentage points, ending its fiscal year at 3.89%.

Rising interest rates tend to drag on fixed income securities’ returns. This is inclusive even of high yield corporate bonds, although to a much lesser extent. Fluctuations in credit spreads indicate investors have not completely settled on the desirability of credit risk. This market behavior is consistent with a later phase of a strong economy.

Except for two signals to sell out of high yield bonds that dragged on returns and prompted the fund to spend two months invested in short-term Treasuries, our trend-following model signaled full investment in high yield for the rest of the year. The Fund beat the Bloomberg Barclays US Aggregate Bond Index by 1.23%.

[1]	Going forward, the Counterpoint Tactical Equity Fund Blended Index has been updated to 80% S&P 500 Trend Allocator Index / 20% ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The benchmark return for the fiscal year ended September 30, 2018 is 14.64%.

Rising interest rates also dragged upon the newly-launched Tactical Municipal Fund. When the Fund opened in June 2018, it was allocated to a “risk-on” posture, where it had a positive exposure to high-yield municipal bonds. The Fund changed course in October 2018, allocating instead to municipal money market funds when rising interest rates pushed down the prices of bonds across the board, including high-yield municipal bonds.

As the U.S. stock market maintained an uptrend, the Counterpoint Tactical Equity Fund remained “risk-on” for the majority of the year ended September 30, 2018, maintaining a target beta to the broad stock market of 0.80-0.85.

The Counterpoint Tactical Equity and Long-Short Equity Funds have delivered satisfactory results in the context of a difficult environment for market neutral multi-factor strategies. For example, over the same return period the J.P. Morgan Equity Risk Premium Global Multi-Factor Index returned -3.07%.

Structural changes undertaken toward the end of the 2016-2017 fiscal period sought the elimination of sector and currency exposure while maintaining a constant zero beta market-neutral core portfolio position. These changes, together with a fully implemented blended ensemble machine learning approach and robust exposure to small-cap and international stocks, have provided a reasonable buffer against challenges in the quantitative equity space.

We continue to execute portfolio decisions based on quantitative discipline that we believe will deliver reasonable returns while effectively managing downside risk. Investment in assets such as high-yield bonds, treasuries, and global stocks will inevitably produce periods of volatility. We remain confident in our expectation of superior long-run risk-adjusted performance despite any short-term setbacks that will inevitably occur. We base this confidence on the belief that market movements will continue to be inherently driven by human behavioral biases that justify the pursuit of active asset management.

Sincerely,

Michael Krause, CFA and Joseph Engelberg, Ph.D.

Portfolio Managers

8409-NLD-11/6/2018

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, as compared to its benchmark:

		Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	(0.27)%	5.31%
Counterpoint Tactical Income Fund - Class A with Load	(4.75)%	4.05%
Counterpoint Tactical Income Fund - Class C	(1.03)%	4.58%
Counterpoint Tactical Income Fund - Class I	(0.07)%	5.54%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	(1.22)%	1.42%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2018 are 2.24%, 2.99% and 1.99% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2018

Holdings by Asset Type (1)	% of Net Assets
Mutual Funds - Debt Funds	84.8%
U.S. Government Obligations	12.8%
Money Market Fund	1.7%
Other Assets In Excess Of Liabilities	0.7%
100.0%

(1)	Does not include derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, as compared to its benchmark:

		Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	7.02%	4.18%
Counterpoint Tactical Equity Fund - Class A with Load	0.87%	2.01%
Counterpoint Tactical Equity Fund - Class C	6.24%	3.40%
Counterpoint Tactical Equity Fund - Class I	7.31%	4.44%
S&P Mid-Cap 400 Total Return Index (b)	14.21%	13.90%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.59%	0.89%
Counterpoint Tactical Equity Fund Blended Index (d)	9.08%	8.65%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2018 are 4.21%, 4.96% and 3.96% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2019, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The Index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

(d)	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Portfolio Composition as of September 30, 2018

Holdings by Industry Group/Asset Type (1)	% of Net Assets
Exchanged Traded Fund	27.1%
Retail	7.2%
U.S. Government Obligations	4.2%
Healthcare-Products	3.6%
Oil & Gas	3.2%
Telecommunications	3.1%
Software	2.9%
Healthcare-Services	2.6%
Pharmaceuticals	2.6%
Computers	2.6%
Other Industries & Securities Sold Short	(1.1)%
Other Assets in Excess of Liabilities	42.0%
100.0%

(1)	Does not include derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the period ended September 30, 2018, as compared to its benchmark:

Since Inception (a)
Counterpoint Long-Short Equity Fund - Class A	3.88%
Counterpoint Long-Short Equity Fund - Class A with Load	(2.13)%
Counterpoint Long-Short Equity Fund - Class C	4.06%
Counterpoint Long-Short Equity Fund - Class I	4.13%
S&P 500 Total Return Index (b)	17.04%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.58%
Counterpoint Long-Short Equity Fund Blended Index (d)	9.16%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated July 14, 2017 are 2.74%, 3.49% and 2.49% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2019, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is October 4, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

(d)	The Counterpoint Long-Short Equity Fund Blended index is a composite of 50% S&P 500 Total Return Index and 50% of Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

Portfolio Composition as of September 30, 2018

Holdings by Industry Group/Asset Type (1)	% of Net Assets
Exchange Traded Fund - Equity Funds	32.7%
U.S. Government Obligations	7.2%
Retail	7.2%
Healthcare-Products	3.6%
Oil & Gas	3.3%
Telecommunications	3.1%
Software	2.9%
Healthcare-Services	2.6%
Pharmaceuticals	2.6%
Computers	2.6%
Other Industries	24.5%
Other Assets In Excess Of Liabilities	7.7%
100.0%

(1)	Does not include derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the period ended September 30, 2018, as compared to its benchmark:

Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	0.77%
Counterpoint Tactical Municipal Fund - Class A with Load	(3.75)%
Counterpoint Tactical Municipal Fund - Class C	0.56%
Counterpoint Tactical Municipal Fund - Class I	0.83%
Bloomberg Barclays U.S Municipal Bond Index (b)	0.01%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated May 1, 2018 are 1.96%, 2.71% and 1.71% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Counterpoint Tactical Municipal Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2018

Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt Funds	94.8%
Exchange Traded Fund - Equity Fund	4.4%
Money Market Fund	0.4%
Other Assets In Excess Of Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Fair Value
	MUTUAL FUNDS - 84.8%
	DEBT FUNDS - 84.8%
3,903,859	BlackRock High Yield Portfolio - Institutional Class	$29,942,600
4,854,369	Dreyfus High Yield Fund - Institutional Class	29,805,825
7,079,646	Eaton Vance Income Fund of Boston - Institutional Class	39,646,018
6,308,170	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	60,810,755
16,348,398	MainStay MacKay High Yield Corporate Bond Fund - Institutional Class	91,877,998
5,197,505	TIAA-CREF High Yield Fund - Institutional Class	50,207,900
4,488,169	Transamerica High Yield Bond Fund - Institutional Class	40,842,337
	TOTAL MUTUAL FUNDS (Cost - $344,490,483)	343,133,433

Principal
	U.S. GOVERNMENT OBLIGATIONS - 12.8%
$9,000,000	United States Treasury Bill, 2.135% due 11/8/2018 #	8,985,964
7,000,000	United States Treasury Bill, 2.320% due 3/28/2019 #	6,920,394
5,000,000	United States Treasury Bill, 2.275% due 6/20/2019 #	4,912,712
16,000,000	United States Treasury Bill, 2.365% due 8/15/2019 #	15,649,670
15,500,000	United States Treasury Note, 2.465% due 9/12/2019 #	15,130,549
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $51,627,402)	51,599,289

Shares
	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
7,090,798	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.93% *	7,090,798
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,090,798)

	TOTAL INVESTMENTS - 99.3% (Cost - $403,208,683)	$401,823,520
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	2,827,099
	NET ASSETS - 100.0%	$404,650,619

#	Discount rate at the time of purchase.

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

FUTURE CONTRACTS
			Number of	Expiration	Notional Amount/	Unrealized
Description		Counterparty	Contracts	Date	Value	Depreciation
Long
5-Year US Treasury Note Future		Wells Fargo	528	12/31/2018	$59,387,625	$(470,256)

TOTAL RETURN SWAPS
	Interest Rate		Number of	Termination	Notional	Unrealized
Description	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation
Long
iShares iBoxx USD High Yield Corporate Bond ETF	0.65844%	Goldman Sachs	321,733	3/13/2019	$27,810,601	$61,129
iShares iBoxx USD High Yield Corporate Bond ETF	0.65844%	Goldman Sachs	116,618	5/30/2019	10,080,460	22,158
iShares iBoxx USD High Yield Corporate Bond ETF	(0.28781)%	JP Morgan	282,642	11/21/2018	24,431,574	62,181
						$145,468

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Fair Value
	COMMON STOCK - 51.2%
	AGRICULTURE - 0.3%
2,135	Archer-Daniels-Midland Co.	$107,326

	AIRLINES - 0.3%
1,184	United Continental Holdings, Inc. *	105,447

	APPAREL - 0.7%
1,259	NIKE, Inc.	106,662
1,138	VF Corp.	106,346
		213,008
	AUTO PARTS & EQUIPMENT - 0.3%
2,464	Tenneco, Inc.	103,833

	BEVERAGES - 0.6%
354	Boston Beer Co., Inc. *	101,775
1,807	Monster Beverage Corp. *	105,312
		207,087
	BIOTECHNOLOGY - 0.3%
292	Illumina, Inc. *	107,182

	BUILDING MATERIALS - 0.3%
5,727	Armstrong Flooring, Inc. *	103,659

	CHEMICALS - 1.0%
18,825	Israel Chemicals Ltd.	113,515
1,087	LyondellBasell Industries NV	111,428
3,451	Mosaic Co.	112,088
		337,031
	COAL - 0.4%
10,321	SunCoke Energy, Inc. *	119,930

	COMMERCIAL SERVICES - 1.9%
1,330	ASGN, Inc. *	104,977
1,130	HealthEquity, Inc. *	106,683
6,251	Hertz Global Holdings, Inc. *	102,079
903	Insperity, Inc.	106,509
776	Strategic Education, Inc.	106,335
628	United Rentals, Inc. *	102,741
		629,324
	COMPUTERS - 2.6%
478	Apple, Inc.	107,904
25,692	Finjan Holdings, Inc. *	110,733
1,177	Fortinet, Inc. *	108,602
1,799	Globant SA *	106,123
4,056	HP, Inc.	104,523
1,224	NetApp, Inc. *	105,129
5,457	OneSpan, Inc. *	103,956
1,949	Virtusa Corp. *	104,681
		851,651
	DISTRIBUTION/WHOLESALE - 0.7%
3,234	Veritiv Corp. *	117,718
1,728	WESCO International, Inc. *	106,186
		223,904
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
3,447	Curo Group Holdings, Corp. *	104,203
14,160	Elevate Credit, Inc. *	114,130
474	Mastercard, Inc.	105,517
3,409	Oppenheimer Holdings, Inc.	107,724
		431,574
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
3,042	Insteel Industries, Inc.	109,147

	ELECTRONICS - 1.3%
1,430	Arrow Electronics, Inc. *	105,420
2,317	Avnet, Inc.	103,732
3,843	Jabil, Inc.	104,068
1,622	Keysight Technologies, Inc. *	107,506
		420,726
	ENTERTAINMENT - 0.7%
4,671	Manchester United PLC	105,098
3,407	SeaWorld Entertainment, Inc.	107,082
		212,180
	FOOD - 0.3%
3,584	Kroger Co.	104,330

	FOREST PRODUCTS & PAPER - 1.0%
1,976	Domtar Corp.	103,088
7,577	Resolute Forest Products, Inc. *	98,122
3,300	Verso Corp. *	111,111
		312,321
	HEALTHCARE-PRODUCTS - 3.6%
271	Align Technology, Inc. *	106,021
1,881	Globus Medical, Inc. *	106,766
933	Haemonetics Corp. *	106,903
377	ICU Medical, Inc. *	106,597
431	IDEXX Laboratories, Inc. *	107,603
1,277	Integer Holdings Corp. *	105,927
848	LivaNova PLC *	105,127
852	Masimo Corp. *	106,108
912	ResMed, Inc.	105,190
1,430	Surmodics, Inc. *	106,750
938	Varian Medical Systems, Inc. *	104,990
		1,167,982

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 51.2%
	HEALTHCARE-SERVICES - 2.6%
4,865	American Renal Associates Holdings, Inc. *	$105,327
744	Centene Corp. *	107,716
334	Chemed Corp.	106,740
1,365	Encompass Health Corp.	106,402
771	HCA Healthcare, Inc.	107,262
317	Humana, Inc.	107,311
705	ICON PLC *	108,394
343	WellCare Health Plans, Inc. *	109,928
		859,080
	INSURANCE - 1.9%
3,009	American Equity Investment Life Holding Co.	106,398
2,077	Athene Holding Ltd. *	107,298
1,521	Navigators Group, Inc.	105,101
871	Primerica, Inc.	104,999
2,124	Universal Insurance Holdings, Inc.	103,120
2,129	Voya Financial, Inc.	105,747
		632,663
	INTERNET - 1.0%
89	Alphabet, Inc. *	107,430
54	Amazon.com, Inc. *	108,162
910	Wix.com Ltd. *	108,927
		324,519
	IRON/STEEL - 0.7%
5,204	Commercial Metals Co.	106,786
3,525	Ternium SA - ADR	106,772
		213,558
	LEISURE TIME - 1.0%
1,508	Fox Factory Holding Corp. *	105,635
1,933	Malibu Boats, Inc. *	105,774
1,945	Planet Fitness, Inc. *	105,088
		316,497
	MINING - 1.6%
10,715	Cameco Corp.	122,151
37,727	IAMGOLD Corp. *	138,835
18,343	Pretium Resources, Inc. *	139,590
2,419	Southern Copper Corp.	104,356
		504,932
	MISCELLANEOUS MANUFACTURING - 0.3%
3,729	Harsco Corp. *	106,463

	OFFICE BUSINESS EQUIPMENT - 0.3%
601	Zebra Technologies Corp. *	106,275

	OIL & GAS - 3.2%
1,581	Anadarko Petroleum Corp.	106,575
700	Concho Resources, Inc. *	106,925
5,189	CVR Refining LP	102,223
2,414	Delek US Holdings, Inc.	102,426
1,262	Energen Corp.	108,747
1,496	Hess Corp.	107,084
1,220	Murphy USA, Inc. *	104,261
3,651	Sunoco LP	107,887
904	Valero Energy Corp.	102,830
5,486	WPX Energy, Inc. *	110,378
		1,059,336
	OIL & GAS SERVICES - 1.3%
8,735	Bristow Group, Inc.	105,956
28,698	Gran Tierra Energy, Inc. *	109,626
4,317	Matrix Service Co. *	106,414
23,827	TETRA Technologies, Inc. *	107,460
		429,456
	PHARMACEUTICALS - 2.6%
1,167	AmerisourceBergen Corp.	107,621
1,710	Bristol-Myers Squibb Co.	106,157
2,269	Canopy Growth Corp. *	110,364
991	Eli Lilly & Co.	106,344
5,452	Horizon Pharma PLC *	106,750
799	McKesson Corp.	105,987
872	USANA Health Sciences, Inc. *	105,120
1,166	Zoetis, Inc.	106,759
		855,102
	PIPELINES - 0.7%
9,890	NGL Energy Partners LP	114,724
4,400	Plains All American Pipeline LP	110,044
		224,768
	REAL ESTATE - 0.3%
2,376	CBRE Group, Inc. *	104,782

	RETAIL - 7.2%
622	Advance Auto Parts, Inc.	104,701
1,323	Best Buy Co, Inc.	104,993
1,473	BJ’s Restaurants, Inc.	106,351
637	Burlington Stores, Inc. *	103,780
2,040	Copart, Inc. *	105,121
451	Costco Wholesale Corp.	105,931
7,556	Denny’s Corp. *	111,224
3,967	Fiesta Restaurant Group, Inc. *	106,117
2,229	Genesco, Inc. *	104,986
1,795	Group 1 Automotive, Inc.	116,496
508	Home Depot, Inc.	105,232
1,394	Kohl’s Corp.	103,923

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 51.2%
	RETAIL (Continued) - 7.2%
918	Lowe’s Cos., Inc.	$105,405
663	Lululemon Athletica, Inc. *	107,731
4,908	Luxfer Holdings PLC	114,111
4,888	MarineMax, Inc. *	103,870
1,287	Nu Skin Enterprises, Inc.	106,075
305	O’Reilly Automotive, Inc. *	105,933
1,063	Ross Stores, Inc.	105,343
5,630	Tilly’s, Inc.	106,689
1,156	Tractor Supply Co.	105,057
3,888	Zumiez, Inc. *	102,449
		2,341,518
	SEMICONDUCTORS - 1.3%
2,246	Integrated Device Technology Inc. *	105,584
2,305	Intel Corp.	109,003
2,908	Nanometrics, Inc. *	109,108
1,898	Semtech Corp. *	105,529
		429,224
	SOFTWARE - 2.9%
393	Adobe Systems, Inc. *	106,090
1,453	Akamai Technologies, Inc. *	106,287
2,510	Altair Engineering, Inc. *	109,060
18,381	Avid Technology, Inc. *	108,999
4,083	LivePerson, Inc. *	105,954
925	Microsoft Corp.	105,792
5,212	NextGen Healthcare, Inc. *	104,657
1,066	Synopsys, Inc. *	105,118
1,009	Veeva Systems, Inc. *	109,850
		961,807
	TELECOMMUNICATIONS - 3.1%
11,680	AudioCodes Ltd.	117,501
2,176	Cisco Systems, Inc.	105,862
4,215	Maxar Technologies Ltd.	139,390
14,302	NeoPhotonics Corp. *	118,707
7,225	Ooma, Inc. *	119,935
5,227	Sierra Wireless, Inc. *	105,063
1,075	Ubiquiti Networks, Inc.	106,275
2,422	United States Cellular Corp. *	108,457
7,340	Vonage Holdings Corp. *	103,934
		1,025,124
	TRANSPORTATION - 1.0%
2,132	ArcBest Corp.	103,509
18,943	Radiant Logistics, Inc. *	111,953
2,866	Universal Logistics Holdings, Inc.	105,469
		320,931
	TRUCKING & LEASING - 0.3%
6,752	General Finance Corp. *	107,694

	TOTAL COMMON STOCK (Cost - $16,195,947)	16,791,371

	EXCHANGE TRADED FUND - 27.1%
	EQUITY FUND - 27.1%
30,534	SPDR S&P 500 ETF Trust +	8,876,844
	TOTAL EXCHANGE TRADED FUND (Cost - $7,404,464)

Principal
	U.S. GOVERNMENT OBLIGATION - 4.2%
$1,400,000	United States Treasury Bill, 2.21% due 2/28/2019 #	1,386,729
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $1,388,475)

	TOTAL INVESTMENTS - 82.5% (Cost - $24,988,886)	$27,054,944
	SECURITIES SOLD SHORT - (24.5)% (Proceeds - $8,150,013)	(8,027,985)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 42.0%	13,779,839
	NET ASSETS - 100.0%	$32,806,798

Shares
	SECURITIES SOLD SHORT - (24.5)%
	ADVERTISING - (0.1)%
339	Superior Industries International, Inc.	$51,158

	AEROSPACE/DEFENSE - (0.2)%
3,616	Kratos Defense & Security Solutions, Inc.	53,444

	AUTO MANUFACTURERS - (0.3)%
3,399	REV Group, Inc.	53,364
170	Tesla, Inc. *	45,011
		98,375
	AUTO PARTS & EQUIPMENT - (0.2)%
7,364	Horizon Global Corp.	52,505

	BANKS - (0.4)%
1,136	Banco Macro SA - ADR	46,996
1,820	Grupo Financiero Galicia SA - ADR	46,283
5,851	Grupo Supervielle SA - ADR	44,877
		138,156
	BIOTECHNOLOGY - (0.5)%
8,400	Clearside Biomedical, Inc. *	51,660
3,473	Innoviva, Inc. *	52,929
338	Omeros Corp. *	8,251
10,326	Pacific Biosciences of California, Inc. *	55,864
		168,704
	BUILDING MATERIALS - (0.3)%
2,520	Caesarstone, Ltd.	46,746
5,705	Loma Negra Cia Industrial Argentina SA - ADR *	50,432
		97,178

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (24.5)%
	CHEMICALS - (0.1)%
2,729	Codexis, Inc. *	$46,802

	COMMERCIAL SERVICES - (1.1)%
1,619	Avis Budget Group, Inc. *	52,035
5,137	Bridgepoint Education, Inc. *	52,192
1,139	Macquarie Infrastructure, Corp.	52,542
6,830	Net 1 UEPS Technologies, Inc. *	54,640
1,880	Nielsen Holdings PLC	52,001
2,294	Reis, Inc.	52,762
1,970	TAL Education Group - ADR *	50,649
		366,821
	COMPUTERS - (0.3)%
1,313	ForeScout Technologies, Inc. *	49,579
5,857	KeyW Holding Corp. *	50,722
		100,301
	COSMETICS/PERSONAL CARE - (0.5)%
4,156	Coty, Inc.	52,199
1,114	Edgewell Personal Care Co.	51,500
4,032	elf Beauty, Inc.	51,327
		155,026
	DISTRIBUTION/WHOLESALE - (0.2)%
2,234	Fossil Group, Inc.	52,008

	DIVERSIFIED FINANCIAL SERVICES - (0.6)%
1,406	Encore Capital Group, Inc. *	50,405
1,888	Pagseguro Digital Ltd.	52,241
8,163	PPDAI Group, Inc. - ADR	43,917
10,531	Qudian, Inc. - ADR	54,867
		201,430
	ELECTRONICS - (0.8)%
1,749	Applied Optoelectronics, Inc. *	43,130
3,052	Electro Scientific Industries, Inc.	53,257
7,028	GoPro, Inc. *	50,602
884	IntriCon Corp. *	49,681
3,687	Sparton Corp. *	53,203
		249,873
	ENERGY-ALTERNATIVE SOURCES - (0.6)%
6,501	Amyris, Inc. *	51,618
19,946	Clean Energy Fuels Corp. *	51,860
4,466	JinkoSolar Holding Co. Ltd. - ADR *	48,099
1,328	SolarEdge Technologies, Inc. *	49,999
		201,576
	ENGINEERING & CONSTRUCTION - (0.2)%
625	Dycom Industries, Inc. *	52,875

	ENTERTAINMENT - (0.2)%
2,226	Golden Entertainment, Inc. *	53,446

	ENVIRONMENTAL CONTROL - (0.1)%
854	Stericycle, Inc. *	50,113

	FOOD - (0.6)%
9,609	BRF SA - ADR	52,657
1,971	Hain Celestial Group, Inc. *	53,454
4,672	Hostess Brands, Inc. *	51,719
524	Sanderson Farms, Inc.	54,166
		211,996
	HEALTHCARE-PRODUCTS - (1.6)%
2,324	Accelerate Diagnostics, Inc. *	53,336
1,438	AxoGen, Inc. *	52,990
823	Glaukos Corp. *	53,413
1,932	K2M Group Holdings, Inc. *	52,879
905	Mazor Robotics Ltd. - ADR *	52,780
2,142	Sientra, Inc. *	51,151
1,081	STAAR Surgical Co. *	51,888
1,131	Tandem Diabetes Care, Inc. *	48,452
1,783	Varex Imaging Corp. *	51,101
5,645	ViewRay, Inc. *	52,837
		520,827
	HEALTHCARE-SERVICES - (0.1)%
14,981	Community Health Systems, Inc. *	51,834

	HOME BUILDERS - (0.1)%
1,284	Installed Building Products, Inc. *	50,076

	HOUSEWARES - (0.1)%
2,559	Newell Brands, Inc.	51,948

	INTERNET - (2.4)%
677	51job, Inc. - ADR *	52,122
3,109	Despegar.com Corp. *	52,449
1,920	iQIYI, Inc. - ADR *	51,974
2,063	JD.com, Inc. - ADR *	53,824
1,788	MakeMyTrip Ltd. *	49,081
758	Okta, Inc. *	53,333
1,966	Overstock.com, Inc. *	54,458
5,554	Pandora Media, Inc. *	52,819
5,860	Snap, Inc. *	49,693
2,087	Stars Group, Inc. *	51,966
1,241	Stitch Fix, Inc. *	54,319
8,254	Trivago NV - ADR *	50,845

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (24.5)%
	INTERNET (Continued) - (2.4)%
8,139	Vipshop Holdings Ltd. - ADR *	$50,787
1,050	Yelp, Inc. *	51,660
1,233	Zillow Group, Inc. *	54,560
		783,890
	LEISURE TIME - (0.2)%
2,461	Camping World Holdings, Inc.	52,469

	LODGING- (0.2)%
2,901	Belmond Ltd. *	52,943

	MACHINERY-DIVERSIFIED - (0.2)%
2,571	Ichor Holdings Ltd. *	52,500

	MEDIA - (0.2)%
999	Meredith Corp.	50,999

	METAL FABRICATE/HARDWARE - (0.2)%
1,091	CIRCOR International, Inc.	51,822

	MINING - (1.3)%
1,552	Agnico Eagle Mines Ltd.	53,078
4,707	Barrick Gold Corp.	52,154
6,445	Ferroglobe PLC	52,656
9,420	First Majestic Silver Corp. *	53,506
18,065	Hecla Mining Co.	50,401
6,974	MAG Silver Corp. *	56,559
6,132	SSR Mining, Inc. *	53,410
3,986	Vedanta Ltd. - ADR	51,021
		422,785
	MISCELLANEOUS MANUFACTURING - (0.2)%
3,382	American Outdoor Brands Corp.	52,522

	OIL & GAS - (0.8)%
5,825	Earthstone Energy, Inc. *	54,638
11,461	Halcon Resources Corp. *	51,231
10,659	HighPoint Resources Corp. *	52,016
10,735	Lilis Energy, Inc. *	52,602
3,248	YPF SA - ADR	50,182
		260,669
	OIL & GAS SERVICES - (0.9)%
2,426	C&J Energy Services, Inc. *	50,461
6,566	CARBO Ceramics, Inc.	47,604
21,493	Flotek Industries, Inc. *	51,583
4,944	Forum Energy Technologies, Inc. *	51,170
4,402	Select Energy Services, Inc. *	52,120
18,976	Weatherford International PLC *	51,425
		304,363
	PHARMACEUTICALS - (2.2)%
3,455	Aclaris Therapeutics, Inc. *	50,167
876	Aerie Pharmaceuticals, Inc. *	53,918
1,501	Akcea Therapeutics, Inc. *	52,565
3,863	Corcept Therapeutics, Inc. *	54,159
5,125	Dermira, Inc. *	55,863
3,254	Endo International PLC *	54,765
9,001	Foamix Pharmaceuticals Ltd. *	51,576
5,313	Kala Pharmaceuticals, Inc. *	52,439
5,639	Marinus Pharmaceuticals, Inc. *	56,390
3,174	Owens & Minor, Inc.	52,434
594	Reata Pharmaceuticals, Inc. *	48,565
1,870	Revance Therapeutics, Inc. *	46,469
1,068	Zogenix, Inc. *	52,973
6,020	Zynerba Pharmaceuticals, Inc. *	49,123
		731,406
	PIPELINES - (0.6)%
756	Cheniere Energy, Inc. *	52,536
2,975	Dominion Energy Midstream Partners LP	53,252
1,708	TC PipeLines LP	51,804
6,250	Tellurian, Inc.	56,062
		213,654
	REAL ESTATE - (0.1)%
5,400	Five Point Holdings LLC *	50,814

	REITS - (0.5)%
2,802	AGNC Investment Corp.	52,201
2,720	Apollo Commercial Real Estate Finance, Inc.	51,326
1,546	Blackstone Mortgage Trust, Inc.	51,806
		155,333
	RETAIL - (1.7)%
1,419	Beacon Roofing Supply, Inc. *	51,354
865	Carvana Co. *	51,113
4,774	Container Store Group, Inc. *	52,991
1,653	Floor & Decor Holdings, Inc. *	49,871
13,164	Francesca’s Holdings Corp. *	48,838
3,364	GameStop Corp.	51,368
12,022	GNC Holdings, Inc.	49,771
3,078	Lumber Liquidators Holdings, Inc. *	47,678
1,032	Papa John’s International, Inc.	52,921
1,276	PetIQ, Inc. *	50,160
4,991	Vitamin Shoppe, Inc. *	49,910
		555,975

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (24.5)%
	SEMICONDUCTORS - (0.5)%
1,630	Advanced Micro Devices, Inc. *	$50,351
1,521	Brooks Automation, Inc.	53,281
2,693	MaxLinear, Inc. *	53,537
		157,169
	SOFTWARE - (1.3)%
4,101	Asure Software, Inc. *	50,934
1,280	Ceridian HCM Holding, Inc. *	53,798
2,937	Cloudera, Inc. *	51,838
2,293	Hortonworks, Inc. *	52,303
5,155	Immersion Corp. *	54,488
627	MongoDB, Inc. *	51,132
3,636	Sea Ltd. - ADR *	50,286
2,099	Yext, Inc. *	49,746
		414,525
	TELECOMMUNICATIONS - (1.1)%
3,402	Casa Systems, Inc. *	50,179
3,430	Cincinnati Bell, Inc. *	54,708
9,287	Extreme Networks, Inc. *	50,893
1,508	GDS Holdings Ltd. - ADR *	52,976
1,862	Intelsat SA *	55,860
9,574	NII Holdings, Inc. *	56,104
4,862	Switch, Inc.	52,510
		373,230
	TOYS/GAMES/HOBBIES - (0.2)%
2,484	Funko, Inc. *	58,846

	TRANSPORTATION - (0.5)%
8,740	BEST, Inc. - ADR *	51,741
1,479	Knight-Swift Transportation Holdings, Inc.	50,996
3,803	Ship Finance International Ltd.	52,862
		155,599

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,150,013)	$8,027,985

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

+	All or a portion of this security is held as collateral for securities sold short.

#	Discount rate at the time of purchase.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future Dec 2018			Goldman Sachs	122	12/21/2018	$17,805,900	$93,390

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(2.85844)%	Goldman Sachs	110,662	9/18/2019	$11,192,983	$294,991
GS Client Global Stock Long Basket 2 ***	USD	(2.94219)%	Goldman Sachs	114,286	10/30/2019	11,504,303	215,526
							$510,517
Short
GS Client Global Stock Short Basket ***	USD	1.1584400%	Goldman Sachs	106,043	9/18/2019	10,946,028	(440,120)
GS Client Global Stock Short Basket 2 ***	USD	2.14219%	Goldman Sachs	114,330	10/30/2019	11,403,834	(386,738)
JP Morgan U.S. Short Index Basket ***	USD	1.62000%	JP Morgan	73,990	5/21/2019	8,091,665	205,073
							$(621,785)

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Fair Value
	COMMON STOCK - 51.2%
	AGRICULTURE - 0.3%
1,167	Archer-Daniels-Midland Co.	$58,665

	AIRLINES - 0.3%
647	United Continental Holdings, Inc. *	57,622

	APPAREL - 0.7%
688	NIKE, Inc.	58,287
622	VF Corp.	58,126
		116,413
	AUTO PARTS & EQUIPMENT - 0.3%
1,346	Tenneco, Inc.	56,720

	BEVERAGES - 0.6%
194	Boston Beer Co., Inc. *	55,775
988	Monster Beverage Corp. *	57,581
		113,356
	BIOTECHNOLOGY - 0.3%
160	Illumina, Inc. *	58,730

	BUILDING MATERIALS - 0.3%
3,130	Armstrong Flooring, Inc. *	56,653

	CHEMICALS - 1.0%
10,090	Israel Chemicals Ltd.	60,843
585	LyondellBasell Industries NV	59,968
1,862	Mosaic Co.	60,478
		181,289
	COAL - 0.4%
5,492	SunCoke Energy, Inc. *	63,817

	COMMERCIAL SERVICES - 1.9%
727	ASGN, Inc. *	57,382
618	HealthEquity, Inc. *	58,345
3,417	Hertz Global Holdings, Inc. *	55,800
494	Insperity, Inc.	58,267
424	Strategic Education, Inc.	58,101
343	United Rentals, Inc. *	56,115
		344,010
	COMPUTERS - 2.6%
262	Apple, Inc.	59,144
13,826	Finjan Holdings, Inc. *	59,590
643	Fortinet, Inc. *	59,330
983	Globant SA *	57,987
2,217	HP, Inc.	57,132
669	NetApp, Inc. *	57,460
2,983	OneSpan, Inc. *	56,826
1,066	Virtusa Corp. *	57,255
		464,724
	DISTRIBUTION/WHOLESALE - 0.7%
1,720	Veritiv Corp. *	62,608
945	WESCO International, Inc. *	58,070
		120,678
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
1,884	Curo Group Holdings, Corp. *	56,953
7,547	Elevate Credit, Inc. *	60,829
259	Mastercard, Inc.	57,656
1,863	Oppenheimer Holdings, Inc.	58,871
		234,309
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,663	Insteel Industries, Inc.	59,668

	ELECTRONICS - 1.3%
782	Arrow Electronics, Inc. *	57,649
1,266	Avnet, Inc.	56,679
2,100	Jabil, Inc.	56,868
887	Keysight Technologies, Inc. *	58,790
		229,986
	ENTERTAINMENT - 0.7%
2,553	Manchester United PLC	57,443
1,862	SeaWorld Entertainment, Inc.	58,523
		115,966
	FOOD - 0.3%
1,959	Kroger Co.	57,026

	FOREST PRODUCTS & PAPER - 1.0%
1,080	Domtar Corp.	56,344
4,142	Resolute Forest Products, Inc. *	53,639
1,804	Verso Corp. *	60,741
		170,724
	HEALTHCARE-PRODUCTS - 3.6%
148	Align Technology, Inc. *	57,901
1,028	Globus Medical, Inc. *	58,349
510	Haemonetics Corp. *	58,436
206	ICU Medical, Inc. *	58,247
236	IDEXX Laboratories, Inc. *	58,920
698	Integer Holdings Corp. *	57,899
464	LivaNova PLC *	57,522
466	Masimo Corp. *	58,036
499	ResMed, Inc.	57,555
782	Surmodics, Inc. *	58,376
513	Varian Medical Systems, Inc. *	57,420
		638,661

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 51.2%
	HEALTHCARE-SERVICES - 2.6%
2,659	American Renal Associates Holdings, Inc. *	$57,567
407	Centene Corp. *	58,925
183	Chemed Corp.	58,483
746	Encompass Health Corp.	58,151
422	HCA Healthcare, Inc.	58,709
173	Humana, Inc.	58,564
385	ICON PLC *	59,194
188	WellCare Health Plans, Inc. *	60,252
		469,845
	INSURANCE - 1.9%
1,645	American Equity Investment Life Holding Co.	58,167
1,136	Athene Holding Ltd. *	58,686
832	Navigators Group, Inc.	57,491
476	Primerica, Inc.	57,382
1,161	Universal Insurance Holdings, Inc.	56,367
1,164	Voya Financial, Inc.	57,816
		345,909
	INTERNET - 1.0%
49	Alphabet, Inc. *	59,147
30	Amazon.com, Inc. *	60,090
498	Wix.com Ltd. *	59,611
		178,848
	IRON/STEEL - 0.7%
2,844	Commercial Metals Co.	58,359
1,927	Ternium SA - ADR	58,369
		116,728
	LEISURE TIME - 1.0%
825	Fox Factory Holding Corp. *	57,791
1,057	Malibu Boats, Inc. *	57,839
1,063	Planet Fitness, Inc. *	57,434
		173,064
	MINING - 1.5%
5,856	Cameco Corp.	66,758
19,520	IAMGOLD Corp. *	71,834
9,490	Pretium Resources, Inc. *	72,219
1,323	Southern Copper Corp.	57,074
		267,885
	MISCELLANEOUS MANUFACTURING - 0.3%
2,038	Harsco Corp. *	58,185

	OFFICE BUSINESS EQUIPMENT - 0.3%
329	Zebra Technologies Corp. *	58,177

	OIL & GAS - 3.3%
865	Anadarko Petroleum Corp.	58,310
383	Concho Resources, Inc. *	58,503
2,836	CVR Refining LP	55,869
1,320	Delek US Holdings, Inc.	56,008
690	Energen Corp.	59,457
818	Hess Corp.	58,552
667	Murphy USA, Inc. *	57,002
1,996	Sunoco LP	58,981
494	Valero Energy Corp.	56,193
2,998	WPX Energy, Inc. *	60,320
		579,195
	OIL & GAS SERVICES - 1.3%
4,776	Bristow Group, Inc.	57,933
15,684	Gran Tierra Energy, Inc. *	59,913
2,360	Matrix Service Co. *	58,174
13,022	TETRA Technologies, Inc. *	58,729
		234,749
	PHARMACEUTICALS - 2.6%
638	AmerisourceBergen Corp.	58,836
935	Bristol-Myers Squibb Co.	58,045
1,217	Canopy Growth Corp. *	59,195
542	Eli Lilly & Co.	58,162
2,980	Horizon Pharma PLC *	58,348
437	McKesson Corp.	57,968
477	USANA Health Sciences, Inc. *	57,502
638	Zoetis, Inc.	58,415
		466,471
	PIPELINES - 0.7%
5,405	NGL Energy Partners LP	62,698
2,405	Plains All American Pipeline LP	60,149
		122,847
	REAL ESTATE - 0.3%
1,299	CBRE Group, Inc. *	57,286

	RETAIL - 7.2%
340	Advance Auto Parts, Inc.	57,232
723	Best Buy Co, Inc.	57,377
806	BJ’s Restaurants, Inc.	58,193
349	Burlington Stores, Inc. *	56,859
1,115	Copart, Inc. *	57,456
247	Costco Wholesale Corp.	58,015
4,130	Denny’s Corp. *	60,794
2,168	Fiesta Restaurant Group, Inc. *	57,994
1,219	Genesco, Inc. *	57,415
958	Group 1 Automotive, Inc.	62,174
278	Home Depot, Inc.	57,588
762	Kohl’s Corp.	56,807
502	Lowe’s Cos., Inc.	57,640

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 51.2%
	RETAIL (Continued) - 7.2%
363	Lululemon Athletica, Inc. *	$58,984
2,634	Luxfer Holdings PLC	61,240
2,671	MarineMax, Inc. *	56,759
703	Nu Skin Enterprises, Inc.	57,941
167	O’Reilly Automotive, Inc. *	58,002
581	Ross Stores, Inc.	57,577
3,077	Tilly’s, Inc.	58,309
632	Tractor Supply Co.	57,436
2,126	Zumiez, Inc. *	56,020
		1,277,812
	SEMICONDUCTORS - 1.3%
1,228	Integrated Device Technology, Inc. *	57,728
1,260	Intel Corp.	59,585
1,590	Nanometrics, Inc. *	59,657
1,038	Semtech Corp. *	57,713
		234,683
	SOFTWARE - 2.9%
215	Adobe Systems, Inc. *	58,039
794	Akamai Technologies, Inc. *	58,081
1,372	Altair Engineering, Inc. *	59,613
10,046	Avid Technology, Inc. *	59,573
2,232	LivePerson, Inc. *	57,920
506	Microsoft Corp.	57,871
2,849	NextGen Healthcare, Inc. *	57,208
582	Synopsys, Inc. *	57,391
552	Veeva Systems, Inc. *	60,096
		525,792
	TELECOMMUNICATIONS - 3.1%
6,244	AudioCodes Ltd.	62,815
1,190	Cisco Systems, Inc.	57,893
2,181	Maxar Technologies Ltd.	72,126
7,634	NeoPhotonics Corp. *	63,362
3,863	Ooma, Inc. *	64,126
2,857	Sierra Wireless, Inc. *	57,426
588	Ubiquiti Networks, Inc.	58,130
1,324	United States Cellular Corp. *	59,289
4,012	Vonage Holdings Corp. *	56,810
		551,977
	TRANSPORTATION - 1.0%
1,166	ArcBest Corp.	56,609
10,353	Radiant Logistics, Inc. *	61,186
1,567	Universal Logistics Holdings, Inc.	57,666
		175,461
	TRUCKING & LEASING - 0.3%
3,690	General Finance Corp. *	58,855

	TOTAL COMMON STOCK (Cost - $8,835,969)	9,152,786

	EXCHANGE TRADED FUND - 32.7%
	EQUITY FUND - 32.7%
20,105	SPDR S&P 500 ETF Trust +	5,844,926
	TOTAL EXCHANGE TRADED FUND (Cost - $5,146,849)

Principal
	U.S. GOVERNMENT OBLIGATION - 7.2%
$1,300,000	United States Treasury Bill, 2.21% due 2/28/2019 #	1,287,677
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $1,289,298)

Shares
	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
216,508	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.76% **	216,508
	TOTAL SHORT-TERM INVESTMENT (Cost - $216,508)

	TOTAL INVESTMENTS - 92.3% (Cost - $15,488,624)	$16,501,897
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7%	1,371,092
	NET ASSETS - 100.0%	$17,872,989

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

+	All or a portion of this security is held as collateral for securities sold short.

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future Dec 2018			Goldman Sachs	8	12/21/2018	$1,167,600	$8,848

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(2.85844)%	Goldman Sachs	59,573	9/18/2019	$6,025,552	$168,416
GS Client Global Stock Long Basket 2 ***	USD	(2.94219)%	Goldman Sachs	62,461	10/30/2019	6,287,474	134,116
SPDR S&P 500 ETF TRUST	USD	2.66000%	JP Morgan	6,677	11/14/2019	1,959,900	(11,235)
							$291,297
Short
GS Client Global Stock Short Basket ***	USD	1.15844%	Goldman Sachs	57,877	9/18/2019	5,974,211	(248,787)
GS Client Global Stock Short Basket 2 ***	USD	2.14219%	Goldman Sachs	62,485	10/30/2019	6,232,560	(225,997)
JP Morgan U.S. Short Index Basket ***	USD	1.62000%	JP Morgan	80,910	11/14/2018	8,848,447	212,307
							$(262,477)

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
September 30 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 4.4%
	EQUITY FUND - 4.4%
20,114	VanEck Vectors High-Yield Municipal Index ETF	$626,149
	TOTAL EXCHANGE TRADED FUNDS (Cost - $630,842)

	MUTUAL FUNDS - 94.8%
	DEBT FUNDS - 94.8%
253,635	Lord Abbett High Yield Municipal Bond Fund - Institutional Class	3,018,258
290,170	MainStay MacKay High Yield Municipal Bond Fund - Institutional Class	3,635,834
213,287	Nuveen High Yield Municipal Bond Fund - Institutional Class	3,651,468
42,740	Oppenheimer Rochester High Yield Municipal Fund - Retail Class	315,847
309,044	PIMCO High Yield Municipal Bond Fund - Institutional Class	2,793,758
	TOTAL MUTUAL FUNDS (Cost - $13,450,132)	13,415,165

	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
54,107	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.93% *	54,107
	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,107)

	TOTAL INVESTMENTS - 99.6% (Cost - $14,135,081)	$14,095,421
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	58,634
	NET ASSETS - 100.0%	$14,154,055

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	Counterpoint	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short	Tactical
	Fund	Fund	Equity Fund	Municipal Fund
ASSETS
Investment securities:
At cost	$403,208,683	$24,988,886	$15,488,624	$14,135,081
At value	$401,823,520	$27,054,944	$16,501,897	$14,095,421
Cash held for collateral at broker	2,662,560	10,304,260	38,729	—
Dividends and Interest receivable	909,888	48,688	31,818	44,524
Receivable for Fund shares sold	430,814	33,479	—	—
Unrealized appreciation on total return swaps	145,468	—	28,820	—
Receivable for securities sold	233	6,152,814	2,588,504	—
Unrealized appreciation on futures contracts	—	93,390	8,848	—
Receivable due from Advisor	—	—	—	19,434
Receivable due from Broker	—	1,648	—	—
Prepaid expenses and other assets	29,375	20,319	6,299	11,564
TOTAL ASSETS	406,001,858	43,709,542	19,204,915	14,170,943

LIABILITIES
Due to broker	—	1,915,910	1,005,280	—
Unrealized depreciation on futures contracts	470,256	—	—	—
Investment advisory fees payable	405,538	17,723	9,122	—
Payable for Fund shares redeemed	328,526	6,623	—	—
Distribution (12b-1) fees payable	50,086	3,547	3,334	19
Payable to related parties	43,222	5,640	4,294	3,545
Payable for investments purchased	—	781,567	287,798	—
Unrealized depreciation on total return swaps	—	111,268	—	—
Securities sold short (Proceeds $0, $8,150,013, $0 and $0 respectively)	—	8,027,985	—	—
Payable for dividends on securities sold short	—	3,188	—	—
Accrued expenses and other liabilities	53,611	29,293	22,098	13,324
TOTAL LIABILITIES	1,351,239	10,902,744	1,331,926	16,888
NET ASSETS	$404,650,619	$32,806,798	$17,872,989	$14,154,055

NET ASSETS CONSIST OF:
Paid in capital	$399,918,878	$29,710,904	$16,871,927	$14,187,077
Undistributed net investment income (loss)	1,433,098	125,183	(21,642)	6,706
Accumulated net realized gain (loss) from security transactions	5,008,594	800,474	(28,237)	(68)
Net unrealized appreciation (depreciation) on investments	(1,709,951)	2,170,237	1,050,941	(39,660)
NET ASSETS	$404,650,619	$32,806,798	$17,872,989	$14,154,055

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$107,838,977	$6,322,493	$16,284,535	$1,022,755
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,884,203	397,119	1,054,129	102,266
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.91	$15.92	$15.45	$10.00
Maximum offering price per share (maximum sales charge of 4.50%, 5.75%, 5.75% and 4.50%, respectively)	$11.42	$16.89	$16.39	$10.47

Class C Shares :
Net Assets	$35,335,691	$2,869,532	$104	$68,111
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,243,763	184,304	7	6,814
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.89	$15.57	$15.47 (a)	$10.00

Class I Shares:
Net Assets	$261,475,951	$23,614,773	$1,588,350	$13,063,189
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	23,983,790	1,472,315	102,608	1,306,255
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.90	$16.04	$15.48	$10.00

(a)	Net assets divided by shares outstanding does not equal net assets value due to rounding.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2018

	Counterpoint	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short	Tactical Municipal
	Fund	Fund	Equity Fund (a)	Fund (b)
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $1,388, $466 and $0, respectively)	$14,320,906	$283,462	$197,074	$154,905
Interest	2,083,730	62,756	41,006	1,234
TOTAL INVESTMENT INCOME	16,404,636	346,218	238,080	156,139

EXPENSES
Investment advisory fees	4,918,393	299,529	200,096	25,899
Distribution (12b-1) fees:
Class A	281,926	12,833	38,246	619
Class C	356,522	19,863	—	140
Administrative services fees	287,084	27,880	17,665	3,282
Shareholder service fees	233,499	18,954	473	2,103
Transfer agent fees	120,942	39,586	36,520	11,548
Accounting services fees	115,917	6,982	6,302	1,110
Printing and postage expenses	78,485	5,501	12,041	9,521
Registration fees	49,998	21,001	14,337	3,617
Custodian fees	45,467	13,001	9,898	2,261
Compliance officer fees	24,501	12,751	6,114	1,514
Audit fees	19,250	18,750	18,021	10,017
Trustees’ fees and expenses	14,502	14,501	14,296	4,221
Legal fees	12,502	12,502	19,513	16,521
Insurance expense	9,558	499	164	26
Interest expense	—	89,633	—	—
Dividends on securities sold short	—	107,782	14	—
Other expenses	30,438	4,000	2,932	1,507
TOTAL EXPENSES	6,598,984	725,548	396,632	93,906
Less: Fees waived by the Advisor	—	(75,215)	(77,272)	(55,752)
TOTAL NET EXPENSES	6,598,984	650,333	319,360	38,154

NET INVESTMENT INCOME (LOSS)	9,805,652	(304,115)	(81,280)	117,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	7,692,604	1,441,333	703,496	(68)
Net realized gain (loss) on foreign currency transactions	—	(2)	7	—
Net realized gain (loss) on futures contracts	(1,274,394)	1,707,357	45,603	—
Net realized loss on options purchased	(289,063)	(7,302)	(758)	—
Net realized gain on options written	109,376	5,392	—	—
Net realized loss on securities sold short	—	(1,138,861)	(1,227)	—
Net realized gain (loss) on swap contracts	1,266,073	(1,531,188)	(1,251,945)	—
Net realized loss on swaptions purchased	(557,000)	—	—	—
Net realized loss on swaptions written	(819,750)	—	—	—
	6,127,846	476,729	(504,824)	(68)

Net change in unrealized appreciation (depreciation) on investments	(16,959,307)	1,176,948	1,013,273	(39,660)
Net change in unrealized appreciation (depreciation) on futures contracts	(284,162)	(46,988)	8,848	—
Net change in unrealized appreciation on foreign currency translations	—	8	—	—
Net change in unrealized appreciation on securities sold short	—	453,031	—	—
Net change in unrealized appreciation (depreciation) on swap contracts	(1,086,701)	(209,261)	28,820	—
Net change in unrealized appreciation on swaptions purchased	1,610,858	—	—	—
	(16,719,312)	1,373,738	1,050,941	(39,660)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(10,591,466)	1,850,467	546,117	(39,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(785,814)	$1,546,352	$464,837	$78,257

(a)	The Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017.

(b)	The Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
FROM OPERATIONS
Net investment income	$9,805,652	$9,042,780
Net realized gain on investments, futures contracts, options purchased, options written, swap contracts, swaptions purchased and swaptions written	6,127,846	5,102,753
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and swaptions purchased	(16,719,312)	3,330,932
Net increase (decrease) in net assets resulting from operations	(785,814)	17,476,465

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,461,315)	(3,619,008)
Class C	(681,525)	(717,342)
Class I	(8,719,731)	(6,736,434)

From net realized gains:
Class A	(18,291)	(914,157)
Class C	(5,381)	(296,143)
Class I	(38,357)	(2,064,593)
Net decrease in net assets resulting from distributions to shareholders	(12,924,600)	(14,347,677)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	55,460,424	140,117,607
Class C	12,568,376	16,322,946
Class I	129,004,484	170,963,675
Net asset value of shares issued in reinvestment of distributions:
Class A	3,358,890	4,390,945
Class C	488,051	639,009
Class I	8,436,199	8,455,181
Payments for shares redeemed:
Class A	(82,572,759)	(60,831,957)
Class C	(9,504,555)	(3,856,360)
Class I	(114,828,315)	(64,289,280)
Net increase in net assets from shares of beneficial interest	2,410,795	211,911,766

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,299,619)	215,040,554

NET ASSETS
Beginning of Year	415,950,238	200,909,684
End of Year *	$404,650,619	$415,950,238
* Includes undistributed net investment income of:	$1,433,098	$1,498,067

SHARE ACTIVITY
Class A:
Shares Sold	5,039,597	12,493,880
Shares Reinvested	305,455	394,432
Shares Redeemed	(7,478,359)	(5,435,318)
Net increase (decrease) in shares of beneficial interest outstanding	(2,133,307)	7,452,994

Class C:
Shares Sold	1,143,498	1,467,905
Shares Reinvested	44,497	57,878
Shares Redeemed	(869,322)	(347,062)
Net increase in shares of beneficial interest outstanding	318,673	1,178,721

Class I:
Shares Sold	11,759,781	15,229,820
Shares Reinvested	767,956	760,220
Shares Redeemed	(10,458,228)	(5,745,931)
Net increase in shares of beneficial interest outstanding	2,069,509	10,244,109

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
FROM OPERATIONS
Net investment loss	$(304,115)	$(183,357)
Net realized gain on investments,foreign currency transactions, futures contracts, options purchased, options written, securities sold short and swap contracts	476,729	1,551,321
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, options purchased, securities sold short and swap contracts	1,373,738	(103,012)
Net increase in net assets resulting from operations	1,546,352	1,264,952

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(229,503)	—
Class C	(87,210)	—
Class I	(678,473)	—
Net decrease in net assets resulting from distributions to shareholders	(995,186)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,112,018	2,990,739
Class C	1,644,461	626,760
Class I	19,253,760	9,811,822
Net asset value of shares issued in reinvestment of distributions:
Class A	224,596	—
Class C	41,030	—
Class I	624,239	—
Payments for shares redeemed:
Class A	(895,279)	(2,178,985)
Class C	(78,383)	(294,676)
Class I	(7,379,375)	(5,887,128)
Net increase in net assets from shares of beneficial interest	16,547,067	5,068,532

TOTAL INCREASE IN NET ASSETS	17,098,233	6,333,484

NET ASSETS
Beginning of Year	15,708,565	9,375,081
End of Year *	$32,806,798	$15,708,565
* Includes undistributed net investment income (loss) of:	$125,183	$(93,409)

SHARE ACTIVITY
Class A:
Shares Sold	198,987	202,327
Shares Reinvested	14,443	—
Shares Redeemed	(57,326)	(144,674)
Net increase in shares of beneficial interest outstanding	156,104	57,653

Class C:
Shares Sold	106,170	42,268
Shares Reinvested	2,682	—
Shares Redeemed	(5,124)	(20,774)
Net increase in shares of beneficial interest outstanding	103,728	21,494

Class I:
Shares Sold	1,228,395	661,334
Shares Reinvested	39,913	—
Shares Redeemed	(469,888)	(397,615)
Net increase in shares of beneficial interest outstanding	798,420	263,719

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2018 (a)
FROM OPERATIONS
Net investment loss	$(81,280)
Net realized loss on investments,foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	(504,824)
Net change in unrealized appreciation on investments, futures contracts and swap contracts	1,050,941
Net increase in net assets resulting from operations	464,837

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(31,573)
Class I	(643)
From return of capital:
Class A	(81,709)
Class C	(1)
Class I	(1,374)
Net decrease in net assets resulting from distributions to shareholders	(115,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,752,645
Class C	100
Class I	1,628,602
Net asset value of shares issued in reinvestment of distributions:
Class A	103,823
Class I	2,017
Payments for shares redeemed:
Class A	(7,906,701)
Class I	(57,034)
Net increase in net assets from shares of beneficial interest	17,523,452

TOTAL INCREASE IN NET ASSETS	17,872,989

NET ASSETS
Beginning of Period (a)	—
End of Period*	$17,872,989
* Includes undistributed net investment loss of:	$(21,642)

SHARE ACTIVITY
Class A:
Shares Sold	1,562,781
Shares Reinvested	6,751
Shares Redeemed	(515,403)
Net increase in shares of beneficial interest outstanding	1,054,129

Class C:
Shares Sold	7
Net increase in shares of beneficial interest outstanding	7

Class I:
Shares Sold	106,214
Shares Reinvested	131
Shares Redeemed	(3,737)
Net increase in shares of beneficial interest outstanding	102,608

(a)	The Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2018 (a)
FROM OPERATIONS
Net investment income	$117,985
Net realized loss on investments	(68)
Net change in unrealized depreciation on investments	(39,660)
Net increase in net assets resulting from operations	78,257

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(7,277)
Class C	(384)
Class I	(103,618)
Net decrease in net assets resulting from distributions to shareholders	(111,279)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,056,317
Class C	68,299
Class I	13,423,000
Net asset value of shares issued in reinvestment of distributions:
Class A	7,277
Class C	384
Class I	82,463
Payments for shares redeemed:
Class A	(37,447)
Class I	(413,216)
Net increase in net assets from shares of beneficial interest	14,187,077

TOTAL INCREASE IN NET ASSETS	14,154,055

NET ASSETS
Beginning of Period	—
End of Period*	$14,154,055
* Includes undistributed net investment income of:	$6,706

SHARE ACTIVITY
Class A:
Shares Sold	105,259
Shares Reinvested	725
Shares Redeemed	(3,718)
Net increase in shares of beneficial interest outstanding	102,266

Class C:
Shares Sold	6,776
Shares Reinvested	38
Net increase in shares of beneficial interest outstanding	6,814

Class I:
Shares Sold	1,339,086
Shares Reinvested	8,211
Shares Redeemed	(41,042)
Net increase in shares of beneficial interest outstanding	1,306,255

(a)	The Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.28		$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.28		0.32	0.29	0.07
Net realized and unrealized gain (loss) on investments (3)	(0.31)		0.32	1.00	0.15
Total from investment operations	(0.03)		0.64	1.29	0.22
Paid-in-capital from redemption fees	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.34)		(0.38)	(0.21)	(0.12)
Return of Capital	—		—	—	(0.01)
Net realized gains	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.34)		(0.53)	(0.21)	(0.13)
Net asset value, end of period	$10.91		$11.28	$11.17	$10.09
Total return (5)	(0.27)%		5.95%	12.85%	2.20	% (6)
Net assets, at end of period (000’s)	$107,839		$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.77%		1.77%	1.85%	2.18	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.77%		1.77%	1.93%	2.00	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	2.55%		2.82%	2.77%	0.67	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	2.55%		2.82%	2.69%	0.85	% (9)
Portfolio Turnover Rate	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.22		$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.20		0.23	0.20	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(0.32)		0.33	1.01	0.21
Total from investment operations	(0.12)		0.56	1.21	0.18
Paid-in-capital from redemption fees	—		—	—	0.00	(4)
Less distributions from:
Net investment income	(0.21)		(0.31)	(0.15)	(0.11)
Return of capital	—		—	—	(0.01)
Net realized gains	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.21)		(0.46)	(0.15)	(0.12)
Net asset value, end of period	$10.89		$11.22	$11.12	$10.06
Total return (5)	(1.03)%		5.15%	12.09%	1.72	% (6)
Net assets, at end of period (000’s)	$35,336		$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	2.52%		2.52%	2.60%	2.91	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.52%		2.52%	2.68%	2.75	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	1.79%		2.08%	1.98%	(0.48	)% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	1.79%		2.08%	1.90%	(0.32	)% (9)
Portfolio Turnover Rate	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.30		$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.30		0.35	0.27	0.13
Net realized and unrealized gain on investments (3)	(0.31)		0.33	1.04	0.11
Total from investment operations	(0.01)		0.68	1.31	0.24
Paid-in-capital from redemption fees	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.39)		(0.41)	(0.23)	(0.13)
Return of capital	—		—	—	(0.01)
Net realized gains	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.39)		(0.56)	(0.23)	(0.14)
Net asset value, end of period	$10.90		$11.30	$11.18	$10.10
Total return (5)	(0.07)%		6.18%	13.04%	2.38	% (6)
Net assets, at end of period (000s)	$261,476		$247,550	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets (7,8)	1.52%		1.52%	1.60%	2.07	% (9)
Ratio of net expenses to average after waiver/recapture net assets (7)	1.52%		1.52%	1.68%	1.75	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	2.74%		3.07%	2.60%	1.25	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	2.74%		3.07%	2.52%	1.57	% (9)
Portfolio Turnover Rate	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.75	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	1.17	1.42	(0.53)
Total from investment operations	1.08	1.39	(0.64)
Less distributions from:
Net realized gains	(0.91)	—	—
Total distributions	(0.91)	—	—
Net asset value, end of period	$15.92	$15.75	$14.36
Total return (4)	7.02%	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$6,322	$3,796	$2,632
Ratio of gross expenses to average net assets (6,7)	3.12%	4.18%	4.50	% (8)
Ratio of net expenses to average net assets (6,7)	2.81%	3.33%	2.75	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(1.68)%	(2.37)%	(3.22	)% (8)
Ratio of net investment loss after waiver to average net assets (6,9)	(1.37)%	(1.52)%	(1.72	)% (8)
Portfolio Turnover Rate	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.31%	2.85%	3.75	% (8)
Net expenses to average net assets	2.00%	2.00%	2.00	% (8)

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.53	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	1.15	1.41	(0.54)
Total from investment operations	0.95	1.27	(0.74)
Less distributions from:
Net realized gains	(0.91)	—	—
Total distributions	(0.91)	—	—
Net asset value, end of period	$15.57	$15.53	$14.26
Total return (4)	6.24%	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$2,870	$1,251	$843
Ratio of gross expenses to average net assets (6,7)	3.87%	4.93%	5.00	% (8)
Ratio of net expenses to average net assets (6,7)	3.56%	4.08%	3.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(2.42)%	(3.12)%	(4.16	)% (8)
Ratio of net investment loss after waiver to average net assets (6,9)	(2.11)%	(2.27)%	(2.67	)% (8)
Portfolio Turnover Rate	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	3.06%	3.60%	4.25	% (8)
Net expenses to average net assets	2.75%	2.75%	2.75	% (8)

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.82	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	1.18	1.43	(0.54)
Total from investment operations	1.13	1.44	(0.62)
Less distributions from:
Net realized gains	(0.91)	—	—
Total distributions	(0.91)	—	—
Net asset value, end of period	$16.04	$15.82	$14.38
Total return (4)	7.31%	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$23,615	$10,662	$5,900
Ratio of gross expenses to average net assets (6,7)	2.87%	3.93%	4.25	% (8)
Ratio of net expenses to average net assets (6,7)	2.56%	3.08%	2.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(1.43)%	(2.14)%	(3.25	)% (8)
Ratio of net investment loss after waiver to average net assets (6,9)	(1.12)%	(1.29)%	(1.50	)% (8)
Portfolio Turnover Rate	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.06%	2.60%	3.50	% (8)
Net expenses to average net assets	1.75%	1.75%	1.75	% (8)

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	September 30, 2018 (1)	September 30, 2018 (1)	September 30, 2018 (1)
Net asset value, beginning of period	$15.00	$15.00	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)	(0.11)	0.17
Net realized and unrealized gain on investments (3)	0.67	0.71	0.44
Total from investment operations	0.58	0.60	0.61
Less distributions from:
Net investment income	(0.09)	(0.09)	(0.09)
Return of capital	(0.04)	(0.04)	(0.04)
Total distributions	(0.13)	(0.13)	(0.13)
Net asset value, end of period	$15.45	$15.47	$15.48
Total return (4,6)	3.88%	4.06%	4.13%
Net assets, at end of period (000s)	$16,285	$0 (5)	$1,588
Ratio of gross expenses to average net assets (7,8)	2.53%	3.28%	2.28%
Ratio of net expenses to average net assets (7,8)	2.00%	2.75%	1.75%
Ratio of net investment income (loss) before waiver to average net assets (8,9)	(1.11)%	(1.31)%	0.61%
Ratio of net investment income (loss) after waiver to average net assets (8,9)	(0.58)%	(0.78)%	1.14%
Portfolio Turnover Rate (6)	243%	243%	243%

(1)	The Counterpoint Long-Short Equity Fund’s Class A, Class C and Class I shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Less than $1,000 in net assets.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	September 30, 2018 (1)	September 30, 2018 (1)	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.07	0.10
Net realized and unrealized loss on investments (3)	(0.01)	(0.01)	(0.02)
Total from investment operations	0.08	0.06	0.08
Less distributions from:
Net investment income	(0.08)	(0.06)	(0.08)
Total distributions	(0.08)	(0.06)	(0.08)
Net asset value, end of period	$10.00	$10.00	$10.00
Total return (4,5)	0.77%	0.56%	0.83%
Net assets, at end of period (000s)	$1,023	$68	$13,063
Ratio of gross expenses to average net assets (6,7)	2.74%	3.49%	2.49%
Ratio of net expenses to average net assets (6,7)	1.25%	2.00%	1.00%
Ratio of net investment income before waiver to average net assets (7,8)	1.45%	0.77%	1.68%
Ratio of net investment income after waiver to average net assets (7,8)	2.94%	2.26%	3.17%
Portfolio Turnover Rate (5)	1%	1%	1%

(1)	The Counterpoint Tactical Municipal Fund’s Class A, Class C and Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.	ORGANIZATION

The Counterpoint Tactical Income Fund, the Counterpoint Tactical Equity Fund, the Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.
Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.
Counterpoint Long-Short Equity Fund - seeks capital appreciation and preservation.
Counterpoint Tactical Municipal Fund – seeks tax free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A, Class C and Class I shares of the Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017. Class A, Class C and Class I shares of the Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund and Class A shares of the Counterpoint Long-Short Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$343,133,433	$—	$—	$343,133,433
U.S. Government Obligations	—	51,599,289	—	51,599,289
Short-Term Investment	7,090,798	—	—	7,090,798
Long Total Return Swaps	—	145,468	—	145,468
Total	$350,224,231	$51,744,757	$—	$401,968,988
Liabilities *
Long Future Contracts	$470,256	$—	$—	$470,256
Total	$470,256	$—	$—	$470,256

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$16,791,371	$—	$—	$16,791,371
Exchange Traded Fund	8,876,844	—	—	8,876,844
U.S. Government Obligation	—	1,386,729	—	1,386,729
Long Future Contracts	93,390	—	—	93,390
Long Total Return Swaps	—	510,517	—	510,517
Total	$25,761,605	$1,897,246	$—	$27,658,851
Liabilities *
Short Total Return Swaps	$—	$621,785	$—	$621,785
Securities Sold Short	8,027,985	—	—	8,027,985
Total	$8,027,985	$621,785	$—	$8,649,770

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Counterpoint Long-Short Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,152,786	$—	$—	$9,152,786
Exchange Traded Fund	5,844,926	—	—	5,844,926
Long Future Contracts	8,848	—	—	8,848
U.S. Government Obligation	—	1,287,677	—	1,287,677
Short-Term Investment	216,508	—	—	216,508
Long Total Return Swaps	—	291,297	—	291,297
Total	$15,223,068	$1,578,974	$—	$16,802,042
Liabilities *
Short Total Return Swaps	$—	$262,477	$—	$262,477
Total	$—	$262,477	$—	$262,477

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$626,149	$—	$—	$626,149
Mutual Funds	13,415,165	—	—	13,415,165
Short-Term Investment	54,107	—	—	54,107
Total	$14,095,421	$—	$—	$14,095,421

The Funds did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market . The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the fund will incur a loss, unlimited in size. Conversely, if the price declines, the fund will realize a gain, limited to the price at which the fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gain (loss) on swaps and change in unrealized gain (loss) on swaps are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 September 30, 2017, or expected to be taken in the Funds’ September 30, 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

For the period ended September 30, 2018, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$4,918,393
Counterpoint Tactical Equity Fund	$299,529
Counterpoint Long-Short Equity Fund	$200,096
Counterpoint Tactical Municipal Fund	$25,899

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Long-Short Equity Fund for other expenses, until at least January 31, 2019, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Pursuant to a (the Waiver Agreement), the Advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Counterpoint Tactical Municipal Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the period ended September 30, 2018 the Advisor waived fees pursuant to the Waiver Agreement as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$75,215
Counterpoint Long-Short Equity Fund	$77,272
Counterpoint Tactical Municipal Fund	$55,752

As of September 30, 2018 the amount of expenses reimbursed subject to recapture were as follows:

	September 30, 2019	September 30, 2020	September 30, 2021	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$106,431	$109,758	$75,215	$291,404
Counterpoint Long-Short Equity Fund	$—	$—	$77,272	$77,272
Counterpoint Tactical Municipal Fund	$—	$—	$55,752	$55,752

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the period ended September 30, 2018 the Funds incurred distributions fees as follows:

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

	Class A	Class C
Counterpoint Tactical Income Fund	$281,926	$356,522
Counterpoint Tactical Equity Fund	$12,833	$19,863
Counterpoint Long-Short Equity Fund	$38,246	$—
Counterpoint Tactical Municipal Fund	$619	$140

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the period ended September 30, 2018, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Unerwriter
Counterpoint Tactical Income Fund	$35,713	$4,662
Counterpoint Tactical Equity Fund	$11,387	$1,708
Counterpoint Long-Short Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$928	$115

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,320,328,512	$1,312,008,157
Counterpoint Tactical Equity Fund	$59,236,795	$51,366,896
Counterpoint Long-Short Equity Fund	$47,104,097	$33,828,047
Counterpoint Tactical Municipal Fund	$14,163,829	$82,787

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$402,883,895	$63,260,254	$(64,645,417)	$(1,385,163)
Counterpoint Tactical Equity Fund	$16,895,872	$2,711,971	$(598,762)	$2,113,209
Counterpoint Long-Short Equity Fund	$15,538,229	$1,123,076	$(121,740)	$1,001,336
Counterpoint Tactical Municipal Fund	$14,135,081	$3,847	$(43,507)	$(39,660)

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2018.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Credit exposure contracts/Credit Risk	Unrealized depreciation on futures contracts	$(470,256)

Fixed Income contracts/Credit risk	Unrealized appreciation on total return swaps	145,468

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$93,390

Equity Contract/Equity Price Risk	Unrealized depreciation on total return swaps	(111,268)

Counterpoint Long-Short Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$8,848

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	28,820

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2018.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$(1,274,394)	$(284,162)

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Credit exposure contracts/Credit risk	$(289,063)	$—

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Written	On Options Written
Credit exposure contracts/Credit risk	$109,376	$—

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit exposure contracts/Credit risk	$(557,000)	$1,610,858

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Written	On Swaptions Written
Credit exposure contracts/Credit risk	$(819,750)	$—

		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$1,266,073	$(1,086,701)

Counterpoint Tactical Equity Fund
		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$1,707,357	$(46,988)

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(7,302)	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Written	On Options Written
Equity Contracts/Equity Price Risk	$5,392	$—

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(1,531,188)	$(209,261)

Counterpoint Long-Short Equity Fund
		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$45,603	$8,848

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(758)	$—

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(1,251,945)	$28,820

The notional value of the derivative instruments outstanding as of September 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During period ended September 30, 2018, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2018 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$83,287	(1)	$—		$83,287	$—	$83,287	(2)	$—
Unrealized appreciation on total return swaps	JP Morgan	62,181	(1)	—		62,181	—	62,181	(2)	—
Unrealized depreciation on futures contracts	Wells Fargo	—		(470,256	) (1)	(470,256)	—	470,256	(2)	—
		$145,468		$(470,256)		$(324,788)	$—	$615,724		$—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Counterpoint Tactical Equity Fund

						Net Amounts	Financial		Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets & Liabilities
Unrealized appreciation on futures contracts	Goldman Sachs	$93,390	(1)	$—		$93,390	$—		$93,390	(2)	$—
Unrealized depreciation on total return swaps	Goldman Sachs	510,517	(1)	(826,858	) (1)	(316,341)	—		316,341	(2)	—
Unrealized appreciation on total return swaps	JP Morgan	205,073	(1)	—		205,073	—		205,073	(2)	—
Securities sold short	Goldman Sachs	—		(8,027,985	) (1)	(8,027,985)	8,027,985	(2)	—		—
		$808,980		$(8,854,843)		$(8,045,863)	$8,027,985		$614,804		$—

Counterpoint Long-Short Equity Fund

						Net Amounts	Financial		Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets & Liabilities
Unrealized appreciation on futures contracts	Goldman Sachs	$8,848	(1)	$—		$8,848	$—		$8,848	(2)	$—
Unrealized depreciation on total return swaps	Goldman Sachs	302,532	(1)	(474,784	) (1)	(172,252)	—		172,252	(2)	—
Unrealized appreciation on total return swaps	JP Morgan	212,307	(1)	(11,235)		201,072	—		201,072	(2)	—
		$523,687		$(486,019)		$37,668	$—		$382,172		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2018 and September 30, 2017 was as follows:

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
9/30/2018	Income	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$12,924,600	$—	$—	$—	$12,924,600
Counterpoint Tactical Equity Fund	—	—	995,186	—	995,186
Counterpoint Long-Short Equity Fund	—	—	32,216	83,084	115,300
Counterpoint Tactical Municipal Fund	6,232	105,047	—	—	111,279

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$13,565,974	$781,703	$—	14,347,677
Counterpoint Tactical Equity Fund	—	—	—	—
Counterpoint Long-Short Equity Fund	—	—	—	—
Counterpoint Tactical Municipal Fund	—	—	—	—

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary Tax	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Exempt Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$1,578,566	$—	$4,538,338	$—	$—	$—	$(1,385,163)	$4,731,741
Counterpoint Tactical Equity Fund	—	—	1,004,223	—	—	(21,567)	2,113,238	3,095,894
Counterpoint Long-Short Equity Fund	—	—	—	—	—	(274)	1,001,336	1,001,062
Counterpoint Tactical Municipal Fund	378	6,328	—	(68)	—	—	(39,660)	(33,022)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures, options and swaps contracts, and adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Tactical Equity Fund and Long-Short Equity Fund are primarily attributable to the tax deferral of losses on straddles. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $29 for the Counterpoint Tactical Equity Fund.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Counterpoint Tactical Municipal Fund incurred and elected to defer such capital losses of $68.

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency losses, net operating losses and short-term capital gains, the reclassification of fund distributions, and tax adjustments for non-deductible expenses, swaps, real estate investment trusts, partnerships, C-Corporation return of capital distributions, passive foreign investment companies resulted in reclassification for the period ended September 30, 2018 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Counterpoint Tactical Income Fund	$—	$2,991,950	$(2,991,950)
Counterpoint Tactical Equity Fund	(1,168,777)	522,707	645,970
Counterpoint Long-Short Equity Fund	(568,441)	91,854	476,587
Counterpoint Tactical Municipal Fund	—	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund currently invest a portion of their assets in the SPDR S&P 500 ETF Trust (the “SPDR Trust”). The SPDR Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The Funds may redeem their investment from the SPDR Trust at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the SPDR Trust. The financial statements of the SPDR Trust, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of September 30, 2018, the percentage of the net assets invested in the SPDR Trust was 27.1% and 32.7% for the Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2018, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Counterpoint Tactical Income Fund	26.89%
NFS LLC	Counterpoint Tactical Equity Fund	33.85%
Charles Schwab & Co.	Counterpoint Long-Short Equity Fund	46.09%
NFS LLC	Counterpoint Long-Short Equity Fund	49.79%
Charles Schwab & Co.	Counterpoint Tactical Municipal Fund	26.91%
NFS LLC	Counterpoint Tactical Municipal Fund	47.21%

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management has evaluated the Disclosure Update and Simplification Rule and has determined that the updates are not material to the financial statements and for this reason the related changes have not been applied to these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund,

Counterpoint Long/Short Fund, Counterpoint Tactical Equity Municipal

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the funds indicated in the table below (hereafter collectively referred to as the “Funds”), each a separate series of Northern Lights Fund Trust III, including the portfolio of investments, as of September 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets as indicated in the table below, and the related notes (collectively referred to as the “financial statements”). We have also audited the financial highlights for each of the periods indicated in the table below. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds listed below as of September 30, 2018, the results of their operations for the year then ended, their changes in its net assets and their financial highlights for each of the periods in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Counterpoint Investment Funds	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Counterpoint Tactical Income Fund	For the year ended September 30, 2018	For the years ended September 30, 2018 and 2017	For the years ended September 30, 2018, 2017, 2016, and for the period December 4, 2014 (commencement of operations) to September 30, 2015
Counterpoint Tactical Equity Fund	For the year ended September 30, 2018	For the years ended September 30, 2018 and 2017	For the years ended September 30, 2018, 2017, and for the period November 30, 2015 (commencement of operations) to September 30, 2016
Counterpoint Long/Short Fund	For the year ended September 30, 2018	For the period October 4, 2017 (commencement of operations) to September 30, 2018	For the period October 4, 2017 (commencement of operations) to September 30, 2018
Counterpoint Tactical Municipal Fund	For the year ended September 30, 2018	For the period June 11, 2018 (commencement of operations) to September 30, 2018	For the period June 11, 2018 (commencement of operations) to September 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of September 30, 2018 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of the Counterpoint investment companies since 2015.

Denver, Colorado
November 29, 2018

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid*	Expense Ratio
	Value	Value	During Period	During* the Period
Actual	4/1/18	9/30/18	4/1/18 – 9/30/18	4/1/18 – 9/30/18
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,013.80	$9.04	1.79%
Class C	$1,000.00	$1,016.80	$12.84	2.54%
Class I	$1,000.00	$1,019.20	$7.80	1.54%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,035.10	$10.20	2.00%
Class C	$1,000.00	$1,031.10	$14.00	2.75%
Class I	$1,000.00	$1,053.50	$9.01	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,011.10	$10.08	2.00%
Class C	$1,000.00	$1,015.80	$13.90	2.75%
Class I	$1,000.00	$1,012.40	$8.83	1.75%

	Beginning	Ending
	Account	Account	Expenses Paid**	Expense Ratio
	Value	Value	During Period	During the Period
Actual	6/11/18	9/30/18	6/11/18 – 9/30/18	6/11/18 – 9/30/18
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,007.70	$3.85	1.25%
Class C	$1,000.00	$1,004.60	$6.15	2.00%
Class I	$1,000.00	$1,008.30	$3.08	1.00%

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2018

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
Hypothetical	Value	Value	During Period	During the Period
(5% return before expenses)***	4/1/18	9/30/18	4/1/18 – 9/30/18	4/1/18 – 9/30/18
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.09	$9.05	1.79%
Class C	$1,000.00	$1,012.33	$12.81	2.54%
Class I	$1,000.00	$1,017.35	$7.79	1.54%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.04	$10.10	2.00%
Class C	$1,000.00	$1,011.28	$13.87	2.75%
Class I	$1,000.00	$1,016.29	$8.85	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,015.04	$10.10	2.00%
Class C	$1,000.00	$1,011.28	$13.87	2.75%
Class I	$1,000.00	$1,016.29	$8.85	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.80	$6.33	1.25%
Class C	$1,000.00	$1,015.04	$10.10	2.00%
Class I	$1,000.00	$1,020.05	$5.06	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (112) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended September 30, 2018.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

Renewal of Advisory Agreements – Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund*

In connection with a meeting held on August 21-22, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Counterpoint Mutual Funds, LLC (“CMF”) and the Trust, with respect to the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund (“Counterpoint TI” and “Counterpoint TE”, respectively). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to Counterpoint TI and Counterpoint TE and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board noted that CMF was founded in 2014 and provided investment management services to several mutual funds with over $410 million in assets under management. The Board recognized the background and experience of CMF’s investment personnel in the financial industry and with using computer technology to manage tactical investment strategies. The Board discussed that CMF’s investment process was based primarily on proprietary quantitative models that generated trading signals, determined security selection and asset allocation and adjusted risk exposures. The Board noted that CMF employed hedging strategies during volatile market conditions and monitored compliance using a checklist to review and evaluate the portfolio daily. The Board remarked that CMF used a combination of qualitative execution factors and competitive trading costs to select broker dealers and assessed broker performance annually. The Board remarked that CMF’s active management style and risk management process had limited portfolio volatility when markets declined. The Board concluded that CMF could be expected to continue to provide high quality service to Counterpoint TE and Counterpoint TI and their shareholders.

Performance.

Counterpoint TE—The Board commented that Counterpoint TE had a second quartile ranking over the 1-year period and had performed on par with the peer group and slightly better than the Morningstar category, although it underperformed the S&P MidCap 400 TR Index. The Board noted that CMF believed the S&P MidCap 400 TR Index was not the most appropriate benchmark and that a blended index, 80% S&P 500 Trend Allocator Index and 20% 90-day Treasury Bill, would be more suitable. The Board observed that CMF made refinements to its models that resulted in improving results for Counterpoint TE. Although past performance is not predictive of future returns, the Board concluded that CMF provided reasonable results to Counterpoint TE and its shareholders.

Counterpoint TI—The Board noted that Counterpoint TI had a third quartile ranking over the 1-year period, having underperformed the peer group and Morningstar category, while slightly outperforming the benchmark. The Board commented that over the 3-year period and since inception period (December 2014), Counterpoint TI had a top quartile ranking and significantly outperformed the peer group, Morningstar category and benchmark. The Board discussed that Counterpoint TI’s lack of performance over the past year was due to its conservative stance in reaction to a signal that indicated increased volatility. The Board noted that over the longer term, Counterpoint TI had solid returns.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

Although past performance is not predictive of future returns, the Board concluded that CMF provided reasonable results to Counterpoint TI and its shareholders.

Fees and Expenses.

Counterpoint TE—The Board noted CMF’s advisory fee of 1.25% was on par with Counterpoint TE’s peer group and Morningstar category medians. The Board acknowledged that the 1.75% net expense ratio for Counterpoint TE was higher than the peer group and Morningstar category medians and averages, but well below the peer group high of 2.21% and Morningstar category high of 2.90%. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board observed that CMF’s advisory fee of 1.25% was equal to the highest in its peer group but was lower than the Morningstar category high of 1.70%. The Board commented that the 1.99% net expense ratio was slightly higher than the peer group average and well below the Morningstar category high of 2.93%. The Board discussed that both the advisory fee and expenses were generally in line with the peer group averages. The Board remarked that CMF expected the expense ratio to fall with asset growth, and believed Counterpoint TI’s investment strategy justified the higher advisory fee. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Economies of Scale. The Board reviewed the size of Counterpoint TE and Counterpoint TI and their prospects for growth, and agreed that they had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board remarked that CMF was willing to discuss the implementation of breakpoints as CMF achieved material economies of scale as the assets of Counterpoint TE and Counterpoint TI grew. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed CMF’s profitability analysis in connection with its management of Counterpoint TE and Counterpoint TI. The Board noted that CMF had realized a modest profit from its relationship with Counterpoint TE, but earned a meaningful profit from its relationship with Counterpoint TI. The Board concluded that CMF’s profitability was not excessive in either case.

Conclusion. Having requested and reviewed such information from CMF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees for Counterpoint TE and Counterpoint TI were reasonable and that renewal of the Advisory Agreements was in the best interests of Counterpoint TE and Counterpoint TI and their respective shareholders. The Board concluded that CMF could be expected to provide reasonable returns for Counterpoint TE and Counterpoint TI and should be retained.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Funds.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

Approval of Advisory Agreement – Counterpoint Tactical Municipal Fund*

In connection with a meeting held on February 20th and 21st, 2018, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Counterpoint Mutual Funds LLC (“CMF”) and the Trust, with respect to the Counterpoint Tactical Municipal Fund (“Counterpoint MF”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board discussed CMF’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the relevant factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board expressed its familiarity with CMF, as it was the adviser to three other series in the Trust. The Board reviewed the background information of CMF’s investment personnel expected to manage Counterpoint MF and expressed its satisfaction with their significant financial industry experience in portfolio management, compliance, research and marketing. The Board noted that CMF desired to launch Counterpoint MF to provide investors with the benefits of a tactically managed fund in a tax-free municipal high-yield bond asset class. The Board considered that CMF would utilize a proprietary quantitative model to decide when to buy and sell high-yield municipal bond mutual funds and exchange traded funds (“ETFs”). The Board recognized that CMF appreciated the risks associated with its investment approach and would mitigate those risks by monitoring technical and economic indicators and adapting to changing market conditions. The Board discussed that Counterpoint MF would be monitored for compliance on a daily basis to ensure that the portfolio manager’s choices were consistent with Counterpoint MF’s investment strategy. The Board observed that CMF would seek broker-dealers that provided the optimal combination of best execution and lowest trading costs, and took note that CMF’s execution committee would evaluate available brokerage annually to confirm or implement best execution. The Board concluded that CMF could be expected to deliver high quality service to Counterpoint MF and its future shareholders.

Performance. As Counterpoint MF had not yet commenced operations, the Board reviewed the performance of Counterpoint TI, a separate series of the Trust also advised by CMF, as well as theoretical returns based on back-tested data of Counterpoint MF’s strategy over a ten-year period. The Board noted that Counterpoint TI had returned 4.93% over the one-year period, 7.00% over the three-year period and 6.83% since inception. The Board also recalled its past reviews of Counterpoint TI and noted that Counterpoint TI was able to avoid adverse results during volatile periods while providing reasonable returns. The Board further studied Counterpoint MF’s theoretical data and noted that the tactical approach would have delivered positive average returns over the ten-year period, and would have had substantially less drawdowns and a better Sharpe ratio compared to a non-tactical strategy. The Board concluded based on its overall experience with CMF that, although past performance was not predictive of future results, CMF had the potential to produce reasonable returns for Counterpoint MF and its future shareholders.

Fees and Expenses. The Board noted that CMF had proposed an annual advisory fee of 0.70%, which was higher than the median of both its 12-fund peer group and Morningstar category. The Board observed that Counterpoint MF’s expense ratio was higher than both the peer group and Morningstar category medians, but that CMF believed its fees and expenses were reasonable given that Counterpoint MF would follow a tactical strategy and would, if appropriate, make meaningful moves to reduce risk. The

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

Board further noted CMF would have an expense cap of 1.00% in place for the first year. Given these considerations, the Board concluded that CMF’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of Counterpoint MF and its prospects for growth. The Board concluded that, based on the anticipated size of Counterpoint MF, meaningful economies justifying breakpoints would be unlikely during the initial term of the advisory agreement, but noted that CMF agreed to discuss the implementation of breakpoints as Counterpoint MF’s assets grew and CMF achieved economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed CMF’s profitability analysis in connection with Counterpoint MF’s operation. The Board noted that CMF expected to realize a profit over the initial two-year term of the advisory agreement. The Board agreed that, even if Counterpoint MF’s asset level outpaced the adviser’s expectations, it would likely not cause CMF’s expected profitability to be unreasonable or out of line in relation to the services provided to Counterpoint MF. After further discussion, the Board concluded that CMF’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from CMF as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fee was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and future shareholders of Counterpoint MF.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Funds.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations & Opinions Group, Lincoln International LLC (since August 2007).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2018, the Trust was comprised of 33 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/18-NLFT III-v1

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012-2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008- 2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-273-8637.

9/30/18-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

	2016	2017	2018
Counterpoint Tactical Income Fund	$14,000	$14,500	$14,850
Counterpoint Tactical Equity Fund	$14,000	$14,500	$14,850
Counterpoint Long-Short Equity Fund	N/A	N/A	$14,850
Counterpoint Tactical Municipal Fund	N/A	N/A	$14,850

(b) Audit-Related Fees

	2016	2017	2018
Counterpoint Tactical Income Fund	$0	$0	$0
Counterpoint Tactical Equity Fund	$0	$0	$0
Counterpoint Long-Short Equity Fund	N/A	N/A	$0
Counterpoint Tactical Municipal Fund	N/A	N/A	$0

(c) Tax Fees

	2016	2017	2018
Counterpoint Tactical Income Fund	$2,750	$3,000	$3,250
Counterpoint Tactical Equity Fund	$2,750	$3,000	$3,250
Counterpoint Long-Short Equity Fund	N/A	N/A	$3,250
Counterpoint Tactical Municipal Fund	N/A	N/A	$3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
	2016	2017	2018
Counterpoint Tactical Income Fund	$0	$0	$0
Counterpoint Tactical Equity Fund	$0	$0	$0
Counterpoint Long-Short Equity Fund	N/A	N/A	$0
Counterpoint Tactical Municipal Fund	N/A	N/A	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Counterpoint Tactical Income Fund
	2016	2017	2018
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Counterpoint Tactical Equity Fund
	2016	2017	2018
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Counterpoint Long-Short Equity Fund
	2016	2017	2018
Audit-Related Fees:	N/A	N/A	0.00%
Tax Fees:	N/A	N/A	0.00%
All Other Fees:	N/A	N/A	0.00%

Counterpoint Tactical Municipal Fund
	2016	2017	2018
Audit-Related Fees:	N/A	N/A	0.00%
Tax Fees:	N/A	N/A	0.00%
All Other Fees:	N/A	N/A	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2016	2017	2018
Counterpoint Tactical Income Fund	$2,750	$3,000	$3,250
Counterpoint Tactical Equity Fund	$2,750	$3,000	$3,250
Counterpoint Long-Short Equity Fund	N/A	N/A	$3,250
Counterpoint Tactical Municipal Fund	N/A	N/A	$3,250

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/6/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/6/18